Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense

The following table reconciles income tax expense by statutory rate to the Company’s actual income tax expense:

	For the Six Months Ended June 30,
	2025	2024
China Statutory income tax rate	$(352,226)	$(130,915)
Non-PRC entities not subject to PRC tax (1)	184,003	102,098
Non-deductible expenses - permanent difference	2,148	-
Change in valuation allowance	166,075	28,817
Effective tax rate	$-	$-

(1)	Represents the tax losses incurred from operations outside of China.

Schedule of Loss Before Income Tax Provision

The breakdown of the Company’s loss before income tax provision is as follows:

	For the Six Months Ended June 30,
	2025	2024
Loss before income tax expense from China	$(672,889)	(115,269)
Loss before income tax expense from outside of China	(736,012)	(408,391)
Total loss before income tax provision	$(1,408,901)	(523,660)

Schedule of Deferred Tax Assets	Due to continuous losses incurred, the Company provided full allowance on the deferred tax assets as of June 30, 2025 and December 31, 2024.
Deferred tax asset	As of June 30 2025	As of December 31, 2024
Allowance for credit loss	$29,590	$756
Tax loss carried forwards	731,431	28,817
Deferred tax assets	761,021	29,573
Valuation allowance	(761,021)	(29,573)
Deferred tax assets, net	$-	$-

Schedule of Taxes Payable

The Company’s taxes payable consist of the following:

	As of June 30,	As of December 31,
	2025	2024
VAT payable	$74,944	$71,796
Corporate income tax payable	173,599	170,370
Other taxes payable	7,500	7,462
Total	$256,043	$249,628